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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                   Investment Company Act file number 811-6423
                                                    -----------

                        Hilliard Lyons Growth Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                P. O. Box 32760 , Louisville, Kentucky 40232-2760
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Joseph C. Curry Jr.                   William A. Strench
      Hilliard Lyons Growth Fund, Inc.      Frost Brown Todd PLLC
      P. O. Box 32760                       400 West Market Street, 32/nd/ Floor
      Louisville, Kentucky 40232-2760       Louisville, Kentucky 40202-3363

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602
                                                   -----------------

Date of fiscal year end: December 31
                        ---------------

Date of reporting period: December 31, 2003
                         ---------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

          The Annual Report to Stockholders follows.

February 19, 2004

Hilliard Lyons Growth Fund

Dear Shareholders:

U.S. Stock markets rebounded in 2003 after 3 years of steep declines. A quick and forceful march through Iraq by U.S. led coalition forces, a tax cut to promote more spending by consumers and businesses, and a very stimulative monetary policy by the Federal Reserve Board all buoyed investor confidence during the year. Despite the good news within the markets, scandal once again made headlines as some of our own within the investment management industry apparently lost their moral compass (more on this later). Here are your 2003 and three year cumulative returns:


                                                      Last
                                               2003  3 Years
                                               ----  -------
                    S&P 500................... 28.7%  -11.7%
                    Russell 200 Growth........ 26.4%  -26.5%
                    Morningstar Large Growth.. 28.6%  -21.9%
                    Hilliard Lyons Growth Fund 19.1%  -15.3%

The best performing stocks during the year were financially weak and heavily cyclical companies-- companies in which this fund does not invest. Amnesia set in with most investors as speculation returned to heights not seen since early 2000. Technology stocks, particularly those that declined the most since their peaks, led the way. Despite a 50% gain in the tech heavy Nasdaq Composite in 2003, the index still sits 3129 points below its all-time high of 5132 reached in March 2000. Using a 12% annual return (which is arguably aggressive), we estimate that the Nasdaq will break through to new highs in late 2011. Like most technology stocks generally, the Nasdaq has a long way to go to get back to early 2000 levels.

It is our goal to generate appreciably better returns than the Russell 200 Growth Index over a time period of three years or longer. To achieve this goal, we must be different from the index. The most meaningful way in which we differ from the Russell 200 Growth Index is our concentrated portfolio strategy and focus on very high quality companies. To differ from a benchmark takes strong philosophical conviction, but it is not without risk. The dullest of investment managers quickly realizes that there is a high correlation between tracking an index and job security. To differ may mean to lag, and to lag may mean criticism or worse. This powerful personal incentive to follow an index, even when stocks in that index may be overvalued and set for a decline, leads to "follow the crowd" investment strategies. John Maynard Keynes best summarized this relationship when he wrote: "Worldly wisdom teaches that it is better for reputation to fail conventionally than to succeed unconventionally."

A bull market is similar to high tide in that it raises all ships and conceals lurking risks that otherwise are visible. When the tide goes out, damage is uncovered and perpetrators are exposed. The mutual fund industry is caught in a scandal as some investment managers find themselves under investigation for years of inappropriate activity.

Late trading in mutual funds is an illegal practice and has never occurred within this fund. Market timing is not illegal, but is undesirable and harmful to long term shareholders. The Hilliard Lyons Growth Fund has never had a policy that approves or promotes such activity. The fund's prospectus is being revised to strictly prohibit such practices. The Hilliard Lyons Growth Fund has attempted to identify market timers and prohibit them from trading shares in the fund. As long-term investors ourselves, we hope to attract long-term shareholders who understand that wealth is built over a number of years and not by excessive trading activity.

Thank you for your continued support and we welcome any questions or comments.

   Sincerely,

                              /s/ Shawn J. Ridley
                              SHAWN J. RIDLEY
                              SRidley@hilliard.com
                              Portfolio Manager

                                    [CHART]

             Comparison of Change in Value of $10,000 Investment in
                HILLIARD LYONS GROWTH FUND, INC. AND THE S&P 500


                   AVERAGE ANNUAL TOTAL RETURN*
               1 YEAR   5 YEAR    10 YEAR   SINCE INCEPTION
INVESTOR A     13.79%   -3.54%     7.96%        N/A
INVESTOR B     13.90%   -3.68%      N/A        -2.07%(1)



        Hilliard Lyons Growth  S&P 500  Hilliard Lyons Growth  S&P 500
        Fund (Investor A)               Fund (Investor B)     (4/20/98-12/31/03)
1993(1)       $9,525           $10,000
1994         $10,882           $12,230
1995         $14,269           $16,826
1996         $17,125           $20,692
1997         $24,046           $27,598
1998         $27,312           $35,488         $10,007            $10,000
1999         $28,195           $42,955         $10,363            $13,523
2000         $28,345           $38,994         $10,337            $12,292
2001         $25,836           $34,363          $9,414             $8,323
2002         $19,963           $26,771          $8,439             $7,304
2003         $21,504           $28,549          $9,719             $8,874


Past performance is not predictive of future performance
(1) Commencement of B shares April 20, 1998.
* Returns have been reduced by the maximum initial sales charge of 4.75% for Investor A and maximum contingent sales charge of 4.75% for Investor B.

                       HILLIARD LYONS GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               December 31, 2003

COMMON STOCKS -- 100.3%
--------------------------------------------------------------------------------

                                                          Market
             Shares  Company                              Value
             ------  -------                            -----------
                      INDUSTRIALS -- 3.8%
                     ---------------------------------------------
             40,000  Dover Corp........................ $ 1,590,000
                      CONSUMER DISCRETIONARY - 24.6%
                     ---------------------------------------------
             54,600* Comcast Corp. Class A.............   1,794,702
             53,000  Harley Davidson Inc...............   2,519,090
             48,000  Home Depot Inc....................   1,703,520
             25,400  Omnicom Group.....................   2,218,182
             45,500  Viacom Inc. Class B...............   2,019,290
                                                        -----------
                                                         10,254,784
                      CONSUMER STAPLES - 8.5%
                     ---------------------------------------------
             36,000  Pepsico Inc.......................   1,678,320
             51,500  Walgreen Co.......................   1,873,570
                                                        -----------
                                                          3,551,890
                      FINANCIAL -- 23.5%
                     ---------------------------------------------
             45,000  American International Group Inc..   2,982,600
             25,300  Federal Home Loan Mortgage Corp...   1,475,496
             40,000  Morgan Stanley Dean Witter Co.....   2,314,800
             39,000  SEI Investments Co................   1,188,330
             63,300  Synovus Financial Corp............   1,830,636
                                                        -----------
                                                          9,791,862
                      HEALTH CARE -- 15.2%
                     ---------------------------------------------
             20,200  Allergan Inc......................   1,551,562
             23,300  Cardinal Health Inc...............   1,425,028
             34,000  Johnson & Johnson.................   1,756,440
             45,200  Pfizer Inc........................   1,596,916
                                                        -----------
                                                          6,329,946

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      SCHEDULE OF INVESTMENTS--continued
                               December 31, 2003

                                                                   Market
    Shares    Company                                              Value
    ------    -------                                           -----------
               INFORMATION TECHNOLOGY -- 24.7%
              -------------------------------------------------------------
    41,400    Automatic Data Processing Inc.................... $ 1,639,854
    82,600*   Applied Materials Inc............................   1,854,370
    21,000    First Data Corp..................................     862,890
    13,250    International Business Machines..................   1,228,010
    42,500    Microsoft Corp...................................   1,170,450
   116,500    Nokia Corp.......................................   1,980,500
    46,300*   Waters Corp......................................   1,535,308
                                                                -----------
                                                                 10,271,382
                                                                -----------
              Total Common Stocks..............................  41,789,864
              TOTAL INVESTMENTS (Cost -- $27,864,600) (100.3%).  41,789,864
              Liabilities in excess of other assets (-0.3%)....    (143,615)
                                                                -----------
              Net assets (100.0%).............................. $41,646,249
                                                                ===========

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets for the Fund.

*Non-income producing security.


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003

ASSETS:
Investments at market value (cost $27,864,600)................................... $41,789,864
Cash.............................................................................      44,231
Receivables:
 Dividends.......................................................................      31,170
 Fund shares sold................................................................       8,668
Prepaid expenses.................................................................       1,631
                                                                                  -----------
   Total Assets.................................................................. $41,875,564
                                                                                  ===========
LIABILITIES:
Fund shares redeemed.............................................................     146,735
Management fee-Note B............................................................       6,189
Accrued expenses.................................................................      76,391
                                                                                  -----------
   Total Liabilities.............................................................     229,315
                                                                                  ===========
NET ASSETS:
Common stock ($.001 par value; 150,000,000 shares authorized and 1,694,920 shares
  issued and outstanding)........................................................       1,696
Paid-in surplus..................................................................  27,719,574
Accumulated undistributed net realized gain on investments.......................        (285)
Net unrealized appreciation on investments.......................................  13,925,264
                                                                                  -----------
   Total Net Assets.............................................................. $41,646,249
                                                                                  ===========
Net assets
 Investor A shares............................................................... $35,806,613
 Investor B shares...............................................................   5,839,636
                                                                                  -----------
                                                                                  $41,646,249
                                                                                  ===========
Shares of capital stock
 Investor A shares...............................................................   1,447,650
 Investor B shares...............................................................     247,270
                                                                                  -----------
                                                                                    1,694,920
                                                                                  ===========
Net asset value per share
 Investor A shares -- redemption price per share................................. $     24.73
                                                                                  ===========
 Investor B shares -- offering price per share*.................................. $     23.62
                                                                                  ===========
Maximum sales charge (Investor A)................................................        4.75%
Maximum offering price per share (100%/(100%-maximum sales charge
  of net asset value adjusted to nearest cent)) (Investor A)..................... $     25.96
                                                                                  ===========

*Redemption price of Investor B shares varies based on length of time shares are held.

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2003

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $4,099)................ $  417,334
Interest..............................................................      1,979
                                                                       ----------
       Total investment income........................................    419,313

EXPENSES:
Management fees -- Note B.............................................    325,121
12b-1 expenses (Investor A) -- Note B.................................     49,105
12b-1 expenses (Investor B) -- Note B.................................     61,880
Transfer agent fees (Investor A)......................................     52,510
Transfer agent fees (Investor B)......................................     66,345
Custodian fees........................................................     53,300
Audit fees............................................................     35,040
Directors' fees.......................................................     49,505
Shareholder reports...................................................     30,125
Insurance expense.....................................................     56,462
Legal fees............................................................     49,895
Filing fees...........................................................     16,325
Trade association.....................................................      2,704
                                                                       ----------
                                                                          848,317
                                                                       ----------
Waiver of management fees by Adviser -- Note B........................   (273,585)
       Net expenses...................................................    574,732
                                                                       ----------
          Net investment loss.........................................   (155,419)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments...................................  4,623,475
   Net change in unrealized appreciation on investments...............  2,747,503
                                                                       ----------
       Net realized and unrealized gain on investments................  7,370,978
                                                                       ----------
          Net increase in net assets resulting from operations........ $7,215,559
                                                                       ==========


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the year ended
                                                                                December 31,
                                                                         -------------------------
                                                                             2003         2002
                                                                         -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment loss.................................................. $  (155,419) $   (236,476)
   Net realized gain on investments.....................................   4,623,475     2,197,150
   Net change in unrealized appreciation/depreciation on investments....   2,747,503   (15,419,006)
                                                                         -----------  ------------
       Net increase (decrease) in net assets from operations............   7,215,559   (13,458,332)
                                                                         -----------  ------------

DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS FROM:
   Net investment income................................................           0             0
   Net realized gain on investments.....................................  (4,991,741)            0
                                                                         -----------  ------------
       Total distributions..............................................  (4,991,741)            0
                                                                         -----------  ------------

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:
   Net investment income................................................           0             0
   Net realized gain on investments.....................................    (873,317)            0
                                                                         -----------  ------------
       Total distributions..............................................    (873,317)            0
                                                                         -----------  ------------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from 238,550 and 0 shares issued in reinvestment of
     dividends, respectively............................................   5,753,553             0
   Proceeds from 61,949 and 94,718 shares sold, respectively............   1,495,539     2,691,429
   Cost of 355,085 and 378,855 shares repurchased, respectively.........  (8,743,071)   (9,973,449)
                                                                         -----------  ------------
       Net decrease in net assets from capital share transactions.......  (1,493,979)   (7,282,020)
                                                                         -----------  ------------
          Total decrease in net assets..................................    (143,478)  (20,740,352)
NET ASSETS:
   Beginning of period..................................................  41,789,727    62,530,079
                                                                         -----------  ------------
   End of period (includes undistributed investment income of $0 and $0 respectively)...................................................... $41,646,249  $ 41,789,727
                                                                         ===========  ============


                      See notes to financial statements.

                             FINANCIAL HIGHLIGHTS

   The following per share data and ratios have been derived from information provided by the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                       Investor A
                             -----------------------------------------------------------     -----------
                                             For the Year Ended December 31,
                             -----------------------------------------------------------     -----------
                                 2003         2002         2001         2000        1999        2003
                             -------      -------      -------      -------      -------     ------
Net asset value:
 Beginning of period........ $ 24.02      $ 30.89      $ 33.89      $ 33.71      $ 33.49     $23.25
                             -------      -------      -------      -------      -------     ------
Net investment income/(loss)   (0.07)       (0.08)       (0.12)       (0.06)        0.11      (0.25)
Net realized and unrealized
 gain (loss) on investments.    4.58        (6.79)       (2.88)        0.24         0.98       4.42
                             -------      -------      -------      -------      -------     ------
Total from investment
 operations.................    4.51        (6.87)       (3.00)        0.18         1.09       4.17
                             -------      -------      -------      -------      -------     ------
Less dividends from:
 Net investment income......   (0.00)       (0.00)       (0.00)       (0.00)       (0.09)     (0.00)
 Realized gains.............   (3.80)       (0.00)       (0.00)       (0.00)       (0.78)     (3.80)
Total distributions.........   (3.80)       (0.00)       (0.00)       (0.00)       (0.87)     (3.80)
                             -------      -------      -------      -------      -------     ------
Net asset value:
 End of period.............. $ 24.73      $ 24.02      $ 30.89      $ 33.89      $ 33.71     $23.62
                             =======      =======      =======      =======      =======     ======
Total Investment Return
 (Excludes sales charge)....   19.07%      (22.20%)      (8.85%)       0.53%        3.23%     18.21%

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses
 to average net assets......    1.30%(e)     1.29%(d)     1.25%(c)     1.29%(b)     1.29%(a)   2.05%(e)
Ratio of net investment
 income to average net
 assets.....................   (0.27%)(e)   (0.32%)(d)   (0.36%)(c)   (0.17%)(b)    0.30%(a)  (1.02%)(e)
Portfolio turnover rate (f).   27.81%       19.06%       19.05%       34.19%       24.60%     27.81%
Net assets, end of period
 (000s omitted)............. $35,806      $34,963      $51,402      $62,884      $87,293     $5,840

                                            Investor B
                             -----------------------------------------------
                                  For the Year Ended December 31,
                             -----------------------------------------------
                                 2002         2001         2000         1999
                             -------      -------      -------      -------
Net asset value:
 Beginning of period........ $ 30.12      $ 33.31      $ 33.38      $ 33.33
                             -------      -------      -------      -------
Net investment income/(loss)   (0.49)       (0.26)       (0.37)       (0.14)
Net realized and unrealized
 gain (loss) on investments.   (6.38)       (2.93)        0.30         0.97
                             -------      -------      -------      -------
Total from investment
 operations.................   (6.87)       (3.19)       (0.07)        0.83
                             -------      -------      -------      -------
Less dividends from:
 Net investment income......   (0.00)       (0.00)       (0.00)       (0.00)
 Realized gains.............   (0.00)       (0.00)       (0.00)       (0.78)
Total distributions.........   (0.00)       (0.00)       (0.00)       (0.78)
                             -------      -------      -------      -------
Net asset value:
 End of period.............. $ 23.25      $ 30.12      $ 33.31      $ 33.38
                             =======      =======      =======      =======
Total Investment Return
 (Excludes sales charge)....  (22.81%)      (9.61%)       (.21%)       2.44%

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses
 to average net assets......    2.04%(d)     2.05%(c)     2.05%(b)     2.04%(a)
Ratio of net investment
 income to average net
 assets.....................   (1.07%)(d)   (1.15%)(c)   (0.93%)(b)   (0.44%)(a)
Portfolio turnover rate (f).   19.06%       19.05%       34.19%       24.60%
Net assets, end of period
 (000s omitted)............. $ 6,827      $11,129      $10,395      $13,343

(a)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.32% and 0.28% for A shares and 2.34% and (0.74%) for B shares, respectively, for the year ended December 31, 1999.
(b)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.37% and (0.25%) for A shares and 2.58% and (1.46%) for B shares, respectively, for the year ended December, 31, 2000.
(c)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.44% and (.55%) for A shares and 2.57% and (1.67%) for B shares, respectively, for the year ended December 31, 2001.
(d)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.46% and (0.49%) for A shares and 2.68% and (1.71%) for B shares, respectively, for the year ended December 31, 2002.
(e)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.82% and (.79%) for A shares and 3.59% and (2.55%) for B shares, respectively, for the year ended December 31, 2003.
(f)Portfolio turnover rate is calculated on the basis of the portfolios as a whole without distinguishing between the classes of shares issued.

                       HILLIARD LYONS GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            AS OF DECEMBER 31, 2003

NOTE A -- ACCOUNTING POLICIES

Hilliard Lyons Growth Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of the state of Maryland and commenced operations on January 6, 1992. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund issues two classes of shares: Investor A shares and Investor B shares. The Investor A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. Redemptions of Investor B shares made within 5 years of purchase are subject to a contingent deferred sales charge in accordance with the Fund's prospectus. Each Investor Class A and Class B share of the Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B shares bear the expense of higher distribution fees, which is expected to cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and
(iii) each class has exclusive voting rights with respect to its own distribution arrangements.

SECURITY VALUATION: Securities traded on a national securities exchange are valued at the last sales price. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ official closing price ("NOCP"). Securities traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations except that bonds not traded on a securities exchange nor quoted on the NASDAQ System will be valued at prices provided by a recognized pricing service unless the Adviser believes that such price does not represent a fair value. Short-term instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Other securities and assets will be valued at fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board of Directors.

REPURCHASE AGREEMENTS - Repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government Agency obligations. It is the policy of the Fund to take possession of securities under repurchase agreements. U.S. Treasury and U.S. Government Agency obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements provide that the market value of the securities plus accrued interest on the securities is greater than or equal to the repurchase price plus accrued interest at all times. In the event of default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying securities at market value; however, realization and/or retention of the securities may be subject to legal proceedings.

SHARE VALUATION: The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B shares is equal to the net asset value per share.

The redemption price per share of the Fund, including each class of shares, is equal to the net asset value per share. However, Class B shares are subject to a contingent deferred sales charge in accordance with the Fund's prospectus if redeemed within five years from the date of purchase.

FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss and offset such losses against any future realized gains. The historical GAAP basis analysis of net assets does not materially differ from the tax basis components of net assets.

For the year ended December 31, 2003, the cost and related gross unrealized appreciation and depreciation on a book and tax basis were as follows:

Cost of investments for tax purposes . . . . . . . . . . . . . . . . $27,864,600
                                                                     -----------
Gross tax unrealized appreciation . . . . . . . . . . . . . . . . .. $14,234,394
Gross tax unrealized depreciation . . . . . . . . . . . . . . . . ..     309,130
                                                                     -----------
Net tax unrealized appreciation on investments . . . . . . ......... $13,925,264
                                                                     ===========

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                              12/31/03  12/31/02
                                             ---------- --------
                Distributions declared from:
                Ordinary Income............. $    4,459    $0
                Long-term capital gain......  5,860,599     0
                                             ----------    --
                Total distributions declared $5,865,058    $0
                                             ==========    ==

DIVIDEND POLICY: It is the policy of the Fund to make distributions annually of its net investment income and its net realized capital gains, if any, at the end of the year in which earned or at the beginning of the next year. Dividends and capital gain distributions will normally be reinvested in additional shares at net asset value without a sales charge, unless otherwise elected at purchase.

USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses and unrealized appreciation and depreciation for the Fund are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged daily to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund.

OTHER: The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date.

NOTE B -- RELATED PARTY TRANSACTION

The investment adviser, Hilliard Lyons Investment Advisors (the "Adviser") is a division of J. J. B. Hilliard, W. L. Lyons, Inc. Under the Investment Advisory Agreement, the Adviser receives a fee, accrued daily and paid quarterly, at an annual rate of .80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to reduce the fee payable to it under the Advisory Agreement and, if necessary, reimburse the Fund on a quarterly basis, by the amount by which the Fund's total annualized operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses but including the Adviser's compensation) for the fiscal year ending December 31, 2003 exceed 1.30% of average daily net assets for Class A share investors and 2.05% for Class B share investors. For the year ended December 31, 2003, the waiver of the management fees amounted to $178,476 for the Class A share investors and $32,054 for Class B share investors. In addition management reimbursed $63,055 of other expenses for Class B share investors.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Fund reimburses the Distributor quarterly at an annualized rate of up to .25% for Class A share investors and up to 1.00% for Class B share investors of the Fund's average daily net assets for distribution expenses actually incurred, provided the expenses for which reimbursement is made are primarily intended to result in the sale of Fund shares and are approved by the Fund's Board of Directors. Expenses for which the Distributor may be reimbursed under the Plan include, but are not limited to, payments to investment brokers of the Distributor and to authorized dealers for distribution of shares of the Fund and for promotion of the maintenance of holdings by established shareholders and shareholder servicing.

J. J. B. Hilliard, W. L. Lyons, Inc., the Distributor, received sales charges of approximately $23,520 during the year ended December 31, 2003. The Hilliard Lyons Profit Sharing Plan, as directed by each participant, owns 267,377 shares of the Fund as of December 31, 2003.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $5,000 and a fee of $1,000 for each board or committee meeting attended and all expenses the directors incur in attending meetings. Total fees paid to directors for the year ended December 31, 2003 were $44,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C -- PORTFOLIO TRANSACTIONS

For the year ended December 31, 2003, purchases and proceeds from sale of investment securities (excluding short-term securities) were $11,183,781 and $18,471,485, respectively.

NOTE D -- CAPITAL TRANSACTIONS

                                                               For the year ended
                                                                  December 31,
                                                            ------------------------
                                                                2003         2002
                                                            -----------  -----------
CAPITAL TRANSACTIONS:
Investor A shares:
   Proceeds from shares issued............................. $ 1,345,149  $ 2,200,820
   Dividends reinvested....................................   4,896,805            0
   Shares redeemed.........................................  (6,591,269)  (7,637,569)
                                                            -----------  -----------
   Change in net assets from Investor A share transactions. $  (349,315) $(5,436,749)
                                                            ===========  ===========
Investor B shares:
   Proceeds from shares issued............................. $   150,390  $   490,609
   Dividends reinvested....................................     856,748            0
   Shares redeemed.........................................  (2,151,802)  (2,335,880)
                                                            -----------  -----------
   Change in net assets from Investor B share transactions. $(1,144,664) $(1,845,271)
                                                            ===========  ===========

SHARE TRANSACTIONS:
Investor A shares:
   Issued..................................................      55,579       77,322
   Reinvested..............................................     201,687            0
   Redeemed................................................    (265,469)    (285,693)
                                                            -----------  -----------
   Change in Investor A shares.............................      (8,203)    (208,371)
                                                            ===========  ===========
Investor B shares:
   Issued..................................................       6,370       17,396
   Reinvested..............................................      36,863            0
   Redeemed................................................     (89,616)     (93,162)
                                                            -----------  -----------
   Change in Investor B shares.............................     (46,383)     (75,766)
                                                            ===========  ===========

NOTE E -- CHANGE IN INDEPENDENT AUDITORS

   PricewaterhouseCoopers LLP ("PWC") withdrew as the Fund's independent auditors due to PWC's business relationship with certain affiliates of the Advisor. Upon the recommendation of the Audit Committee, the Fund's Board of Directors, including the Directors who are not "interested persons" of the Fund, selected Deloitte & Touche LLP as the Fund's independent auditors. PWC's reports on the Fund's financial statements for the fiscal year ended December 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles. During the Fund's fiscal year ended December 31, 2002, and the interim period commencing January 1, 2003 and ending May 19, 2003, (i) there were no disagreements with PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no 'reportable events' of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Hilliard Lyons Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Hilliard Lyons Growth Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Fund for the years ended December 31, 1999, 2000, 2001 and 2002 were audited by other auditors whose reports, dated January 25, 2000, January 18, 2001, January 24, 2002 and February 18, 2003, respectively, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Philadelphia, PA
February 11, 2004

                       HILLIARD LYONS GROWTH FUND, INC.
                         MANAGEMENT INFORMATION CHART

                                                                                                Number of Portfolios
                               Positions Held  Term of Office and     Principal Occupation(s)     in Fund Complex
 Name and Address          Age With the Fund  Length of Time Served   During Past Five Years    Overseen by Director
 ----------------          --- -------------  ---------------------   ----------------------    --------------------
                                                 DISINTERESTED DIRECTORS
William A. Blodgett, Jr.** 57     Director      Indefinite; since   Vice President, Deputy                1
Brown-Forman Corporation                          July 12,1994      General Counsel of Brown-
850 Dixie Highway                                                   Forman Corporation since
Louisville, KY 40210                                                October 1994; Partner,
                                                                    Law Firm of Woodward
                                                                    Hobson & Fulton prior
                                                                    thereto
John C. Owens**........... 76     Director      Indefinite; since   Private Investor, formerly            1
116 Chinoe Road                                     inception       Managing Partner of
Lexington, KY 40502                                                 Owens & Company,
                                                                    Certified Public
                                                                    Accountants, Lexington,
                                                                    KY
Stewart E. Conner**....... 62     Director      Indefinite; since   Managing Partner, Law                 1
Wyatt Tarrant & Combs                            August 17, 1998    Firm of Wyatt Tarrant &
2800 Citizens Plaza                                                 Combs, Louisville, KY
Louisville, KY 40202

                                                   INTERESTED DIRECTOR
James R. Allen*........... 47   President &     Indefinite; since   President of Hilliard Lyons           1
Hilliard Lyons Center             Director      February 18, 2003   since April 2003 and
Louisville, KY 40202                                                Executive Vice President
                                                                    prior thereto

                                              OFFICERS WHO ARE NOT DIRECTORS
Joseph C. Curry Jr.*...... 59  Vice President       Annually        Senior Vice President of            N/A
Hilliard Lyons Center          and Treasurer                        Hilliard Lyons since July
Louisville, KY 40202                                                1994 and Vice President
                                                                    prior thereto
Timothy P. Riordan*....... 39    Secretary          Annually        Vice President of Hilliard          N/A
Hilliard Lyons Center                                               Lyons since May 1998
Louisville, KY 40202
Dianna P. Wengler*........ 43    Assistant          Annually        Vice President of Hilliard          N/A
Hilliard Lyons Center            Secretary                          Lyons since 1990
Louisville, KY 40202

                           Other Directorships
 Name and Address           Held by Director
 ----------------           ----------------

William A. Blodgett, Jr.**        None
Brown-Forman Corporation
850 Dixie Highway
Louisville, KY 40210



John C. Owens**...........        None
116 Chinoe Road
Lexington, KY 40502



Stewart E. Conner**.......        None
Wyatt Tarrant & Combs
2800 Citizens Plaza
Louisville, KY 40202


James R. Allen*...........        None
Hilliard Lyons Center
Louisville, KY 40202



Joseph C. Curry Jr.*......
Hilliard Lyons Center
Louisville, KY 40202

Timothy P. Riordan*.......
Hilliard Lyons Center
Louisville, KY 40202
Dianna P. Wengler*........
Hilliard Lyons Center
Louisville, KY 40202

* An "interested person", as defined by the Investment Company Act of 1940 **Member of Audit Committee

   Additional information about the Fund's directors is contained in the Statement of Additional Information ("SAI") constituting Part B of the Fund's Registration Statement on Form N1-A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC's Internet web site, www.sec.gov and at the Adviser's web site, www.hilliard.com. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the administrator at (888) 878 -7845 (toll-free).
--------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-878-7845 or is available on the Adviser's website, www.hilliard.com. This information will also be available after May 1, 2004 on the SEC website, www.sec.gov.

                             DIRECTORS AND OFFICERS

                               BOARD OF DIRECTORS

James R. Allen             William A. Blodgett, Jr.
Stewart E. Conner          John C. Owens


                                    OFFICERS

James R. Allen -- President
Joseph C. Curry, Jr. -- Vice President
  and Treasurer
Timothy R. Riordan -- Secretary
Dianna P. Wengler -- Asst. Secretary


                                   DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40232-2760
(502) 588-8400


                          TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
P.O. Box 1912
Boston, Massachusetts 02266


                                  LEGAL COUNSEL

Frost Brown Todd LLC
400 West Market Street, 32/nd/ Floor
Louisville, Kentucky 40202


                         INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
1700 Market Street, 25th Floor
Philadelphia, Pennsylvania 19103


This report is intended for the information of shareholders of the Hilliard Lyons Growth Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


                                 ANNUAL REPORT
                               December 31, 2003




                                 HILLIARD LYONS
                                  GROWTH FUND




                                 Annual Report
                               December 31, 2003




                        J.J.B. Hilliard, W.L. Lyons, Inc.
                              Hilliard Lyons Center
                           Louisville, Kentucky 40202
                                 (502) 588-8400
                                 (800) 444-1854

ITEM 2.   CODE OF ETHICS.

          (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.

          (b) [Reserved]

          (c) During the period covered by this report, there were no amendments to the provisions of the code of ethics described in 2(a) above.

          (d) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics described in 2(a) above.

          (e) [Reserved]

          (f) A copy of the code of ethics described in 2(a) above is filed as an exhibit hereto.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The registrant's board of directors has determined that one member of its audit committee, John C. Owens, is an audit committee financial expert and is considered to be "independent" for purposes of this Item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit fees for fiscal years ended December 31, 2002 and December 31, 2003 were $28,022.00 and $32,000.00, respectively.

          (b) Audit-related fees for fiscal years ended December 31, 2002 and December 31, 2003 were $6,300.00 and $3,000.00, respectively.

          (c) Tax fees for fiscal years ended December 31, 2002 and December 31, 2003 were $3,000.00 and $3,000.00, respectively.

          (d)  There were no other fees for the periods covered by this report.

               "Audit fees" are billed for professional services for the audit of the registrant"s annual financial statements. "Audit-related fees" are fees billed for services that are normally provided by Deloitte & Touche LLP ("Deloitte") in connection with statutory and regulatory filings or engagements. "Tax fees" are fees billed for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

               The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

               In accordance with its pre-approval policies and procedures, the audit committee pre- approved all audit and tax services provided by Deloitte during fiscal 2003. During the last two fiscal years, there were no non-audit services rendered by Deloitte to registrant's investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable to open-end investment companies.

ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to open-end investment companies.

ITEM 8 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable to open-end investment companies.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable for periods ending before Janiary 1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the principal executive officer and principal financial officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the principal executive officer and principal financial officer believe that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's President and Treasurer as appropriate to allow timely decisions regarding required disclosure.

          (b) There have been no changes in the registrant's internal control over financial reporting during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)(1)  Any code of ethics or amendment thereto. Filed herewith.

          (a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

          (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  HILLIARD LYONS GROWTH FUND, INC.

By (Signature and Title)
                              --------------------------------------
                              James R. Allen.
                              President

Date: February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                              --------------------------------------
                              Joseph C. Curry Jr.
                              Vice President and Treasurer

Date: February 26, 2004

By (Signature and Title)
                              --------------------------------------
                              James R. Allen
                              President

Date: February 26, 2004